Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ (16)	$ (219)
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	542	215
Net income	64	18
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	293	286
Net income	$ (41)	$ 5